UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-7582
                                                      --------

                                The Valiant Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                   221 Pensacola Boulevard, Venice, FL, 34285
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Denis R. Curcio
                   221 Pensacola Boulevard, Venice, FL, 34285
                   ------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-242-9340
                                                            ------------

                        Date of fiscal year end: 8/31/04
                                                 -------

                        Date of reporting period: 8/31/04
                                                  -------

The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                THE VALIANT FUND









                                  ANNUAL REPORT

                                 AUGUST 31, 2004

THE VALIANT FUND
Annual Report - August 31, 2004

Table of Contents


                                                                            PAGE
--------------------------------------------------------------------------------
Fees and Expenses Table                                                       1

U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                             3
Statement of Assets and Liabilities                                           4
Statement of Operations                                                       4
Statements of Changes in Net Assets                                           5
Financial Highlights                                                          6
--------------------------------------------------------------------------------

GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                             8
Statement of Assets and Liabilities                                          10
Statement of Operations                                                      10
Statements of Changes in Net Assets                                          11
Financial Highlights                                                         12
--------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                            14
Statement of Assets and Liabilities                                          16
Statement of Operations                                                      16
Statements of Changes in Net Assets                                          17
Financial Highlights                                                         18
--------------------------------------------------------------------------------

Notes to Financial Statements                                                19
Report of Independent Auditors                                               25
Management of the Trust                                                      26

--------------------------------------------------------------------------------

FEES AND EXPENSES (UNAUDITED)

As a shareholder of the Valiant Fund, you incur advisory fees and distribution(12b-1) fees. All other Fund expenses are paid by the advisor. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended August 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Porfolios' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------
                                                      Beginning        Ending         Annualized
                                                       Account        Account        Expense Ratio      Expenses Paid
                                                        Value          Value         Based on the         During the
                                                      03/01/04        08/31/04     Six-Month Period   Six-Month Period*
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS A
     Actual                                           $1,000.00      $1,009.69           0.20%              $1.01
     Hypothetical (5% return before expenses)         $1,000.00      $1,024.13           0.20%              $1.02
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS B
     Actual                                           $1,000.00      $1,007.18           0.45%              $2.27
     Hypothetical (5% return before expenses)         $1,000.00      $1,022.87           0.45%              $2.29
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS D
     Actual                                           $1,000.00      $1,004.68           0.70%              $3.53
     Hypothetical (5% return before expenses)         $1,000.00      $1,021.62           0.70%              $3.56
--------------------------------------------------------------------------------------------------------------------------

FEES AND EXPENSES CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS E
     Actual                                           $1,000.00      $1,001.68           1.00%              $5.03
     Hypothetical (5% return before expenses)         $1,000.00      $1,020.11           1.00%              $5.08
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS A
     Actual                                           $1,000.00      $1,010.50           0.20%              $1.01
     Hypothetical (5% return before expenses)         $1,000.00      $1,024.13           0.20%              $1.02
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS B
     Actual                                           $1,000.00      $1,007.99           0.45%              $2.27
     Hypothetical (5% return before expenses)         $1,000.00      $1,022.87           0.45%              $2.29
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS D
     Actual                                           $1,000.00      $1,005.49           0.70%              $3.53
     Hypothetical (5% return before expenses)         $1,000.00      $1,021.62           0.70%              $3.56
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS E
     Actual                                           $1,000.00      $1,002.48           1.00%              $5.03
     Hypothetical (5% return before expenses)         $1,000.00      $1,020.11           1.00%              $5.08
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET PORTFOLIO - CLASS A
     Actual                                           $1,000.00      $1,008.53           0.20%              $1.01
     Hypothetical (5% return before expenses)         $1,000.00      $1,024.13           0.20%              $1.02
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET PORTFOLIO - CLASS B
     Actual                                           $1,000.00      $1,006.03           0.45%              $2.27
     Hypothetical (5% return before expenses)         $1,000.00      $1,022.87           0.45%              $2.29
--------------------------------------------------------------------------------------------------------------------------

* EXPENSES FOR EACH PORTFOLIO ARE CALCULATED USING THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO FOR EACH FUND, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE SIX-MONTHS ENDED 08/31/04. EXPENSES ARE CALCULATED BY MULTIPLYING THE ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR; AND THEN DIVIDING THAT RESULT BY THE NUMBER OF DAYS IN THE CALENDAR YEAR. EXPENSE RATIOS FOR THE MOST RECENT FISCAL HALF-YEAR MAY DIFFER FROM EXPENSE RATIOS BASED ON THE ONE-YEAR DATA IN THE FINANCIAL HIGHLIGHTS.

VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2004

                                                                                     MATURITY     PRINCIPAL
                                                                           RATE        DATE         AMOUNT           VALUE
                                                                         --------    --------    ------------    ------------
U.S. TREASURY OBLIGATIONS - 53.0%
U.S. TREASURY BILLS(C) - 33.1%
                                                                           1.32%       9/2/04    $ 85,000,000    $ 84,996,883
                                                                           1.09       10/7/04      15,000,000      14,983,725
                                                                                                                 ------------
                                                                                                                   99,980,608
                                                                                                                 ------------

U.S. TREASURY NOTES - 19.9%
                                                                          5.875      11/15/04      35,000,000      35,321,763
                                                                          1.625       3/31/05      10,000,000      10,018,316
                                                                          1.625       4/30/05      15,000,000      14,994,201
                                                                                                                 ------------
                                                                                                                   60,334,280
                                                                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $160,314,888)(B)                                                  160,314,888
                                                                                                                 ------------

REPURCHASE AGREEMENTS - 46.9%
Bank of America, Inc., 1.55%, due 9/1/04, with a
maturity value of $30,001,292 (Collateralized by various
5.00% GNMA bonds valued at $30,126,313
with maturity dates 6/16/2031 - 7/20/2032)                                                         30,000,000      30,000,000

Citigroup, Inc.,  1.55%, due 9/1/04, with a
maturity value of $35,001,507 (Collateralized by
various 0.00% - 7.563% GNMA bonds valued at $35,382,504
with maturity dates 6/20/2009 - 7/20/2034)                                                         35,000,000      35,000,000

J.P. Morgan Chase & Co., 1.55%, due 9/1/04, with a
maturity value of $41,801,800 (Collateralized by
various 5.00% - 5.50% GNMA bonds valued at $42,640,363
with maturity dates 8/15/2033 - 7/15/2034)                                                         41,800,000      41,800,000

UBS Paine Webber, 1.56%, due 9/1/04, with a
maturity value of $35,001,517 (Collateralized by
various 4.00% - 4.50% GNMA bonds valued at $35,701,386
with maturity dates 7/20/2033 - 5/20/2034)                                                         35,000,000      35,000,000
                                                                                                                 ------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $141,800,000)                                                         141,800,000
                                                                                                                 ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED - 9.0%
Bank of New York Institutional Cash Reserves Fund
(AMORTIZED COST $27,236,000)*                                                                                      27,236,000
                                                                                                                 ------------

TOTAL INVESTMENTS (AMORTIZED COST $329,350,888) (a)(b) - 108.9%                                                   329,350,888
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.9%)                                                                    (26,835,761)
                                                                                                                 ------------
TOTAL NET ASSETS - 100%                                                                                          $302,515,127
                                                                                                                 ============

------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) Includes $27,016,587 of U.S. Treasury obligation securities loaned (Note 5).
(c) Interest rate represents yield to maturity at purchase.
* Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Bank of New York. This amount represents cash collateral received from securities lending activity (see Note 5). GNMA - Government National Mortgage Association

VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO
   U.S. Treasury Obligation                                                53.0%
   Repurchase Agreements                                                   46.9
   Investment of Cash Collateral For Securities Loaned                      9.0
                                                                          -----
                                                                          108.9
   Liabilities in Excess of Other Assets                                   (8.9)
                                                                          -----
                                                                          100.0%
                                                                          =====

                       See notes to financial statements

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
AUGUST 31, 2004

ASSETS:
Investments, at value, including $27,016,587                      $ 187,550,888
  of securities loaned (Note 5 )
Repurchase agreements                                               141,800,000
                                                                  -------------
    Total investments                                               329,350,888
Cash                                                                     24,553
Receivables:
    Interest                                                            766,975
    Other assets                                                          7,431
                                                                  -------------
       TOTAL ASSETS                                                 330,149,847

LIABILITIES:
Payables:
    Securities on loan (Note 5)                 $ 27,236,000
    Dividends                                        212,567
Accrued expenses and other liabilities:
    Investment manager                                55,309
    Distribution and shareholder servicing           130,844
                                                ------------
       TOTAL LIABILITIES                                             27,634,720
                                                                  -------------
NET ASSETS                                                        $ 302,515,127
                                                                  =============

COMPOSITION OF NET ASSETS:
Capital                                                           $ 302,719,190
Undistributed net investment income                                      47,615
Accumulated net realized loss from
    investment transactions                                            (251,678)
                                                                  -------------
NET ASSETS                                                        $ 302,515,127
                                                                  =============

Class A Shares
    Net assets                                                    $     339,487
    Shares outstanding                                                  338,249
    Net Asset Value, Offering Price and
       Redemption Price per share                                 $        1.00
                                                                  =============

Class B Shares
    Net assets                                                    $  89,632,740
    Shares outstanding                                               89,690,266
    Net Asset Value, Offering Price and
       Redemption Price per share                                 $        1.00
                                                                  =============

Class D Shares
    Net assets                                                    $ 197,639,845
    Shares outstanding                                              197,776,044
    Net Asset Value, Offering Price and
       Redemption Price per share                                 $        1.00
                                                                  =============

Class E Shares
    Net assets                                                    $  14,903,055
    Shares outstanding                                               14,914,637
    Net Asset Value, Offering Price and
       Redemption Price per share                                 $        1.00
                                                                  =============


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED AUGUST 31, 2004

INVESTMENT INCOME:
Interest                                                          $   4,578,612
Securities lending income - net                                          39,375
                                                                  -------------
    TOTAL INVESTMENT INCOME                                           4,617,987

EXPENSES:
Investment manager                              $    836,116
Distribution and shareholder servicing:
    Class A Shares                                    12,853
    Class B Shares                                   455,216
    Class D Shares                                 1,314,818
    Class E Shares                                   170,261
    Trustees fees                                     16,161
                                                ------------
    Total expenses before contractual
       fee reimbursements                                             2,805,425
    Contractual fee reimbursements                                     (159,072)
                                                                  --------------
    NET EXPENSES                                                       2,646,353
                                                                  --------------
NET INVESTMENT INCOME                                                 1,971,634
                                                                  --------------
NET REALIZED GAIN FROM INVESTMENT
    TRANSACTIONS                                                            406
                                                                  --------------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    $   1,972,040
                                                                  ==============

                       See notes to financial statements

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   FOR THE            FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                               AUGUST 31, 2004    AUGUST 31, 2003
                                                                               ---------------    ---------------
Investment Activities:
OPERATIONS:
    Net investment income                                                      $     1,971,634    $     4,051,122
    Net realized gain from investment transactions                                         406              1,110
                                                                               ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 1,972,040          4,052,232
                                                                               ---------------    ---------------

DIVIDENDS:
    Net investment income:
       Class A Shares                                                                  (32,008)           (88,008)
       Class B Shares                                                                 (843,776)        (1,304,296)
       Class D Shares                                                               (1,073,808)        (2,299,594)
       Class E Shares                                                                  (22,042)          (359,224)
                                                                               ---------------    ---------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                                     (1,971,634)        (4,051,122)
                                                                               ---------------    ---------------
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                  (145,889,098)      (136,255,956)
                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                             (145,888,692)      (136,254,846)

NET ASSETS:
    Beginning of period                                                            448,403,819        584,658,665
                                                                               ---------------    ---------------
    End of period (including undistributed net investment income of $47,615
       at August 31, 2004 and August 31, 2003)                                 $   302,515,127    $   448,403,819
                                                                               ===============    ===============

                       See notes to financial statements

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------

                                                                                 For the years ended August 31,
                                                               ------------------------------------------------------------------
                                                                  2004          2003          2002          2001          2000
                                                               ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period                           $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES
   Net investment income                                            0.009         0.012         0.021          0.05          0.06
                                                               ----------    ----------    ----------    ----------    ----------
DIVIDENDS
   Net investment income                                           (0.009)       (0.012)       (0.021)        (0.05)        (0.06)
                                                               ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                                 $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                                     0.92%         1.22%         2.05%         5.30%         5.66%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $      339    $    7,159    $    7,260    $   10,355    $   15,725
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                   0.55%         0.55%         0.55%         0.55%         0.55%
Ratio of expenses to average net assets                              0.20%         0.20%         0.20%         0.20%         0.20%
Ratio of net investment income to average net assets                 0.87%         1.21%         2.12%         5.13%         5.55%


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
--------------------------------------------------------------------------------

                                                                                 For the years ended August 31,
                                                               ------------------------------------------------------------------
                                                                  2004          2003          2002          2001          2000
                                                               ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period                           $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES
   Net investment income                                            0.007         0.010         0.018          0.05          0.05
                                                               ----------    ----------    ----------    ----------    ----------
DIVIDENDS
   Net investment income                                           (0.007)       (0.010)       (0.018)        (0.05)        (0.05)
                                                               ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                                 $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                                     0.67%         0.96%         1.80%         5.04%         5.39%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $   89,633    $  126,617    $  146,246    $  117,213    $   41,893
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                   0.55%         0.55%         0.55%         0.55%         0.55%
Ratio of expenses to average net assets                              0.45%         0.45%         0.45%         0.45%         0.45%
Ratio of net investment income to average net assets                 0.65%         0.95%         1.77%         4.44%         5.20%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.

                       See notes to financial statements

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS D SHARES
--------------------------------------------------------------------------------

                                                                                 For the years ended August 31,
                                                               ------------------------------------------------------------------
                                                                  2004          2003          2002          2001          2000
                                                               ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period                           $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES
   Net investment income                                            0.004         0.008         0.015          0.05          0.05
                                                               ----------    ----------    ----------    ----------    ----------
DIVIDENDS
   Net investment income                                           (0.004)       (0.008)       (0.015)        (0.05)        (0.05)
                                                               ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                                 $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                                     0.42%         0.71%         1.54%         4.77%         5.13%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $  197,640    $  286,191    $  325,896    $  339,659    $  269,929
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                   0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of expenses to average net assets                              0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income to average net assets                 0.41%         0.71%         1.54%         4.55%         5.04%

Ratio of expenses to average net assets, before fee waivers and / or expense reimbursements


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS E SHARES
--------------------------------------------------------------------------------

                                                                                 For the years ended August 31,
                                                               ------------------------------------------------------------------
                                                                  2004          2003          2002          2001          2000
                                                               ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period                           $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES
   Net investment income                                            0.001*        0.005         0.013          0.04          0.05
                                                               ----------    ----------    ----------    ----------    ----------
DIVIDENDS
   Net investment income                                           (0.001)*      (0.005)       (0.013)        (0.04)        (0.05)
                                                               ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                                 $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                                     0.12%         0.41%         1.24%         4.46%         4.82%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $   14,903    $   28,437    $  105,257    $  220,850    $  141,693
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                   1.00%         1.00%         1.00%         1.00%         1.00%
Ratio of expenses to average net assets                              1.00%         1.00%         1.00%         1.00%         1.00%
Ratio of net investment income to average net assets                 0.10%         0.48%         1.32%         4.19%         5.31%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.

                       See notes to financial statements

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2004

                                                                                     MATURITY     PRINCIPAL
                                                                           RATE        DATE         AMOUNT           VALUE
                                                                         --------    --------    ------------    ------------
COMMERCIAL PAPER - 48.3%
BANKING - 10.6%
Alliance & Leicester PLC                                                   1.20%     10/12/04    $ 25,000,000    $ 24,964,979
Banco Bradesco SA                                                          1.38       10/1/04      14,000,000      13,983,433
                                                                                                                 ------------
                                                                                                                   38,948,412
                                                                                                                 ------------
BROKER / DEALERS - 10.3%
DNB Nor Bank ASA                                                           1.43       9/21/04      15,000,000      14,987,500
Goldman Sachs Group, Inc.                                                  1.23        9/1/04      23,000,000      23,000,000
                                                                                                                 ------------
                                                                                                                   37,987,500
                                                                                                                 ------------
EDUCATION - 3.1%
Johns Hopkins University                                                   1.67      11/17/04      11,300,000      11,300,000
                                                                                                                 ------------

SPECIAL PURPOSE ENTITY - 24.3%
Clipper Receivables Corp.                                                  1.58        9/1/04      15,000,000      15,000,000
CRC Funding LLC                                                            1.32       9/13/04      10,000,000       9,995,233
FCAR Owner Trust                                                           1.26        9/9/04      10,000,000       9,996,845
Lexington Parker Capital Corp.                                             1.48      10/12/04      15,000,000      14,974,204
Lockhart Funding LLC                                                       1.68      11/17/04      14,500,000      14,447,277
NATC California LLC                                                        1.52      10/18/04      15,000,000      14,969,646
Receivables Capital Corp.                                                  1.28        9/1/04      10,000,000      10,000,000
                                                                                                                 ------------
                                                                                                                   89,383,205
                                                                                                                 ------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $177,619,117)                                                              177,619,117
                                                                                                                 ------------

CORPORATE OBLIGATIONS - 14.7%
FINANCIAL SERVICES - 1.3%
Labelle Capital Funding LLC*                                               1.65        9/2/04       1,330,000       1,330,000
Wyoming Steel Investment *                                                 1.63        9/2/04       3,375,000       3,375,000
                                                                                                                 ------------
                                                                                                                    4,705,000
                                                                                                                 ------------
FOOD - 0.3%
Jacksons Food Stores, Inc.*                                                1.65        9/2/04       1,028,000       1,028,000
                                                                                                                 ------------

HEALTH SERVICES - 0.2%
Riverview Medical Office Building*                                         1.66        9/2/04         900,000         900,000
                                                                                                                 ------------

LEISURE - 1.3%
Commonwealth Country Club, Ltd.*                                           1.66        9/2/04       3,360,000       3,360,000
Sandusky Yacht Club*                                                       1.65        9/2/04       1,230,000       1,230,000
                                                                                                                 ------------
                                                                                                                    4,590,000
                                                                                                                 ------------
REAL ESTATE - 5.4%
208 Associates LLC*                                                        1.65        9/2/04         925,000         925,000
Aztec Properties LLC*                                                      1.63        9/2/04       2,083,000       2,083,000
CMW Real Estate LLC*                                                       1.66        9/2/04       2,300,000       2,300,000
El Dorado Enterprises of Miami FL*                                         1.70        9/2/04       2,000,000       2,000,000
El Dorado Enterprises of Miami FL*                                         1.65        9/2/04      10,195,000      10,195,000
G & J Properties II*                                                       1.63        9/2/04       1,000,000       1,000,000
Ordeal Properties LLC*                                                     1.65        9/2/04       1,515,000       1,515,000
                                                                                                                 ------------
                                                                                                                   20,018,000
                                                                                                                 ------------
SPECIAL PURPOSE ENTITY - 6.2%
Approach Partnership*                                                      1.65        9/2/04       1,105,000       1,105,000
Barry-Wehmiller Group*                                                     1.63        9/2/04       1,180,000       1,180,000
Best One Tire & Service*                                                   1.63        9/2/04         955,000         955,000
Butler County, Surgical Properties*                                        1.63        9/2/04       1,400,000       1,400,000
Chuo Mubea Suspen Compon*                                                  1.63        9/2/04         500,000         500,000
Exal Corp.*                                                                1.63        9/2/04       1,500,000       1,500,000
FE LLC*                                                                    1.58        9/2/04       1,000,000       1,000,000
GCG Portage LLC*                                                           1.70        9/2/04       1,285,000       1,285,000
ISO Building LLC*                                                          1.63        9/2/04       1,000,000       1,000,000
K. C. Jordan & Associates*                                                 1.63        9/2/04         725,000         725,000
Michigan Equity Group*                                                     1.63        9/2/04       1,375,000       1,375,000
MMR Development Co.*                                                       1.63        9/2/04       1,080,000       1,080,000
Physicians Center LP*                                                      1.65        9/2/04       3,570,000       3,570,000
Taylor Steel, Inc.*                                                        1.65        9/2/04       2,310,000       2,310,000
United Transportation Union*                                               1.63        9/2/04       1,125,000       1,125,000
Village Enterprises*                                                       1.65        9/2/04       1,000,000       1,000,000
Wellington Green LLC*                                                      1.65        9/2/04       1,890,000       1,890,000
                                                                                                                 ------------
                                                                                                                   23,000,000
                                                                                                                 ------------
TOTAL CORPORATE OBLIGATIONS (AMORTIZED COST $54,241,000)                                                           54,241,000
                                                                                                                 ------------

                        See notes to financial statements

CERTIFICATE OF DEPOSIT - 4.1%
BANKING - 4.1%
Citibank                                                                   1.46       9/20/04    $ 15,000,000    $ 15,000,000
                                                                                                                 ------------
TOTAL CERTIFICATE OF DEPOSIT (AMORTIZED COST $15,000,000)                                                          15,000,000
                                                                                                                 ------------

MUNICIPAL NOTES AND BONDS - 9.9%
ALABAMA - 5.1%
Auburn Taxable Revenue, Series B*                                          1.45        9/1/04       6,535,000       6,535,000
Meadow Brook*                                                              1.65        9/2/04      12,170,000      12,170,000
                                                                                                                 ------------
                                                                                                                   18,705,000
                                                                                                                 ------------
ILLINOIS - 1.2%
Upper Illinois River Valley Development Authority*                         1.65        9/2/04       4,595,000       4,595,000
                                                                                                                 ------------

MICHIGAN - 0.5%
Michigan City Industrial Economic Development Revenue*                     1.63        9/2/04       1,705,000       1,705,000
                                                                                                                 ------------

NEW YORK - 2.3%
Baird Properties LLC*                                                      1.75        9/2/04       2,210,000       2,210,000
Cotswold Village Associates LLC*                                           1.65        9/2/04       4,900,000       4,900,000
IHA Capital Development Corp.*                                             1.63        9/2/04       1,500,000       1,500,000
                                                                                                                 ------------
                                                                                                                    8,610,000
                                                                                                                 ------------
OHIO - 0.8%
Hopkins Waterhouse LLC*                                                    1.66        9/2/04         980,000         980,000
Mercer County, HealthCare Facilities*                                      1.64        9/3/04       1,960,000       1,960,000
                                                                                                                 ------------
                                                                                                                    2,940,000
                                                                                                                 ------------

TOTAL MUNICIPAL NOTES AND BONDS (AMORTIZED COST $36,555,000)                                                       36,555,000
                                                                                                                 ------------

UNITED STATES GOVERNMENT AGENCY - 2.7%
Federal Home Loan Bank                                                     2.50       7/15/05       5,000,000       5,000,000
Federal National Mortgae Association                                       1.75       5/23/05       5,000,000       5,000,000
                                                                                                                 ------------
TOTAL UNITED STATES GOVERNMENT AGENCY (AMORTIZED COST $10,000,000)                                                 10,000,000
                                                                                                                 ------------


REPURCHASE AGREEMENT - 20.3%
Bank of America, Inc., 1.55%, due 9/01/04,
with a maturity value of $74,703,216
(Collateralized by various 5.00% - 6.00% GNMA bonds valued at $75,048,157
with maturity dates 5/20/2030 - 12/20/2033)                                                        74,700,000      74,700,000
                                                                                                                 ------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $74,700,000)                                                           74,700,000
                                                                                                                 ------------

TOTAL INVESTMENTS (AMORTIZED COST $368,115,117) (a) - 100.0%                                                      368,115,117
OTHER ASSETS LESS LIABILITIES - 0.0%                                                                                   37,374
                                                                                                                 ------------
TOTAL NET ASSETS - 100%                                                                                          $368,152,491
                                                                                                                 ============

------------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indeces. The rate shown represents the rate in effect at August 31, 2004. The maturity date shown reflects next rate change date.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA - Government National Mortgage Association
LLC  - Limited Liability Corporation
LP   - Limited Partnership
PLC  - Public Limited Company
SA   - Sociedad Anonyma (French, Spanish)

VALIANT GENERAL MONEY MARKET PORTFOLIO
   Commercial Paper                                                        48.3%
   Corporate Obligations                                                   14.7
   Certificate of Deposit                                                   4.1
   Municipal Notes and Bonds                                                9.9
   United States Government Agency                                          2.7
   Repurchase Agreement                                                    20.3
                                                                          -----
                                                                          100.0
   Other Assets Less Liabilities                                            0.0
                                                                          -----
                                                                          100.0%
                                                                          =====

                        See notes to financial statements

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
AUGUST 31, 2004

ASSETS:
Investments, at value                                             $ 293,415,117
Repurchase agreements                                                74,700,000
                                                                  -------------
    Total investments                                               368,115,117
Cash                                                                     87,692
Receivables:
    Interest                                                            399,811
    Other assets                                                            446
                                                                  -------------
       TOTAL ASSETS                                                 368,603,066

LIABILITIES:
Payables:
    Dividends                                   $    330,139
Accrued expenses and other liabilities:
    Investment manager                                60,509
    Distribution and shareholder servicing            59,927
                                                                  -------------
       TOTAL LIABILITIES                                                450,575
                                                                  -------------
NET ASSETS                                                        $ 368,152,491
                                                                  =============


COMPOSITION OF NET ASSETS:
Capital                                                           $ 368,234,912
Accumulated net realized loss from
    investment transactions                                             (82,421)
                                                                  -------------
NET ASSETS                                                        $  368,152,491
                                                                  =============

Class A Shares
    Net assets                                                    $ 256,922,846
    Shares outstanding                                              256,971,763
    Net Asset Value, Offering Price and
       Redemption Price per share                                 $        1.00
                                                                  =============

Class B Shares
    Net assets                                                    $   5,063,647
    Shares outstanding                                                5,064,723
    Net Asset Value, Offering Price and
       Redemption Price per share                                 $        1.00
                                                                  =============

Class D Shares
    Net assets                                                    $  59,116,388
    Shares outstanding                                               59,131,069
    Net Asset Value, Offering Price and
       Redemption Price per share                                 $        1.00
                                                                  =============

Class E Shares
    Net assets                                                    $  47,049,610
    Shares outstanding                                               47,067,358
    Net Asset Value, Offering Price and
       Redemption Price per share                                 $        1.00
                                                                  =============


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED AUGUST 31, 2004

INVESTMENT INCOME:
Interest                                                          $   5,748,434
                                                                  -------------
    TOTAL INVESTMENT INCOME                                           5,748,434

EXPENSES:
Investment manager                              $    965,507
Distribution and shareholder servicing:
    Class A Shares                                 1,262,802
    Class B Shares                                    21,336
    Class D Shares                                   334,741
    Class E Shares                                   391,241
    Trustees fees                                     18,613
                                                ------------
    Total expenses before contractual
       fee reimbursements                                             2,994,240
    Contractual fee waivers and
       expense reimbursements                                        (1,287,511)
                                                                  -------------
    NET EXPENSES                                                      1,706,729
                                                                  -------------
NET INVESTMENT INCOME                                                 4,041,705
                                                                  -------------
NET REALIZED LOSS FROM INVESTMENT
    TRANSACTIONS                                                         (1,354)
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    $   4,040,351
                                                                  =============

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   FOR THE            FOR THE
                                                                                  YEAR ENDED         YEAR ENDED
                                                                               AUGUST 31, 2004    AUGUST 31, 2003
                                                                               ---------------    ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                                      $     4,041,705    $     7,740,349
    Net realized gain (loss) from investment transactions                               (1,354)            14,510
                                                                               ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 4,040,351          7,754,859
                                                                               ---------------    ---------------

DIVIDENDS:
    Net investment income:
       Class A Shares                                                               (3,564,854)        (6,870,152)
       Class B Shares                                                                  (45,082)          (126,461)
       Class D Shares                                                                 (333,462)          (327,768)
       Class E Shares                                                                  (98,307)          (415,968)
                                                                               ---------------    ---------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                                     (4,041,705)        (7,740,349)
                                                                               ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS                       (139,806,527)        10,146,226
                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                             (139,807,881)        10,160,736

NET ASSETS:
    Beginning of period                                                            507,960,372        497,799,636
                                                                               ---------------    ---------------
    End of period                                                              $   368,152,491    $   507,960,372
                                                                               ===============    ===============

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------

                                                                                 For the years ended August 31,
                                                               ------------------------------------------------------------------
                                                                  2004          2003          2002          2001          2000
                                                               ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period                           $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES
   Net investment income                                            0.010         0.013         0.022          0.05          0.06
                                                               ----------    ----------    ----------    ----------    ----------
DIVIDENDS
   Net investment income                                           (0.010)       (0.013)       (0.022)        (0.05)        (0.06)
                                                               ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                                 $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                                     1.01%         1.29%         2.24%         5.52%         5.97%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $  256,923    $  364,392    $  357,676    $  380,513    $  394,118
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                   0.55%         0.55%         0.55%         0.55%         0.55%
Ratio of expenses to average net assets                              0.20%         0.20%         0.20%         0.20%         0.20%
Ratio of net investment income to average net assets                 0.99%         1.28%         2.22%         5.36%         5.89%


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
--------------------------------------------------------------------------------

                                                                                 For the years ended August 31,
                                                               ------------------------------------------------------------------
                                                                  2004          2003          2002          2001          2000
                                                               ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period                           $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES
   Net investment income                                            0.008         0.010         0.019          0.05          0.06
                                                               ----------    ----------    ----------    ----------    ----------
DIVIDENDS
   Net investment income                                           (0.008)       (0.010)       (0.019)        (0.05)        (0.06)
                                                               ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                                 $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                                     0.76%         1.04%         1.98%         5.25%         5.71%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $    5,064    $   10,620    $   15,719    $    9,169    $    4,793
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                   0.50%         0.55%         0.55%         0.55%         0.55%
Ratio of expenses to average net assets                              0.45%         0.45%         0.45%         0.45%         0.45%
Ratio of net investment income to average net assets                 0.74%         1.03%         1.91%         4.91%         5.61%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS D SHARES
--------------------------------------------------------------------------------

                                                                                                                     For the period
                                                                                                                      September 27,
                                                                           For the year ended August 31,                1999 to
                                                               ----------------------------------------------------    August 31,
                                                                  2004          2003          2002          2001        2000 (a)
                                                               ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period                           $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES
   Net investment income                                            0.005         0.007         0.016          0.05          0.05
                                                               ----------    ----------    ----------    ----------    ----------
DIVIDENDS
   Net investment income                                           (0.005)       (0.007)       (0.016)        (0.05)        (0.05)
                                                               ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                                 $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (B)                                                     0.50%         0.79%         1.73%         4.99%         5.10%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $   59,116    $   74,943    $   40,662    $   16,861    $   10,121
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                   0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of expenses to average net assets                              0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income to average net assets                 0.50%         0.73%         1.55%         4.81%         5.53%


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS E SHARES
--------------------------------------------------------------------------------

                                                                                 For the years ended August 31,
                                                               ------------------------------------------------------------------
                                                                  2004          2003          2002          2001          2000
                                                               ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period                           $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES
   Net investment income                                            0.002         0.005         0.014          0.05          0.05
DIVIDENDS
   Net investment income                                           (0.002)       (0.005)       (0.014)        (0.05)        (0.05)
                                                               ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                                 $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (B)                                                     0.20%         0.49%         1.42%         4.68%         5.13%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $   47,050    $   58,005    $   83,742    $   99,984    $   89,270
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                   1.00%         1.00%         1.00%         1.00%         1.00%
Ratio of expenses to average net assets                              1.00%         1.00%         1.00%         1.00%         1.00%
Ratio of net investment income to average net assets                 0.20%         0.51%         1.45%         4.23%         5.18%

(a)  Commencement of operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.
(c)  Annualized.

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2004

                                                                                     MATURITY     PRINCIPAL
                                                                           RATE        DATE         AMOUNT           VALUE
                                                                         --------    --------    ------------    ------------
COMMERCIAL PAPER - 17.6%
FLORIDA - 10.4%
City of Gainesville, Series C                                              1.10        9/2/04    $  5,000,000    $  5,000,000
Sarasota  County Public Hospital, LOC Suntrust Bank                        1.12       9/17/04       6,150,000       6,150,000
Sunshine State, Series A                                                   1.13      11/10/04       2,000,000       2,000,000
Sunshine State, Series F                                                   1.21      12/10/04       1,100,000       1,100,000
                                                                                                                 ------------
                                                                                                                   14,250,000
                                                                                                                 ------------

GEORGIA - 3.6%
Oglethorpe Power Corp.                                                     1.17       10/5/04       5,000,000       5,000,000
                                                                                                                 ------------

MICHIGAN - 2.4%
State of Michigan                                                          1.10       12/1/04       3,250,000       3,250,000
                                                                                                                 ------------

PENNSYLVANIA - 1.2%
Delaware County                                                            1.30      10/26/04       1,700,000       1,700,000
                                                                                                                 ------------

TOTAL COMMERCIAL PAPER (AMORTIZED COST $24,200,,000)                                                               24,200,000
                                                                                                                 ------------

MUNICIPAL BONDS AND NOTES - 21.0%
FLORIDA - 2.1%
Kissimmee Utility Authority Electric System Revenue                        2.00       10/1/04       1,910,000       1,911,537
Manatee County HFA                                                         2.00       10/1/04       1,000,000       1,000,805
                                                                                                                 ------------
                                                                                                                    2,912,342
                                                                                                                 ------------
GEORGIA - 3.6%
Rome County                                                                1.75      12/31/04       5,000,000       5,004,079
                                                                                                                 ------------

LOUISIANA - 1.5%
Plaquemines LA Port Habour and Terminal District Port Facility Revenue,
Project B                                                                  1.08       3/15/05       2,000,000       2,000,000
                                                                                                                 ------------

NEW HAMPSHIRE -7.6%
Cheshire County                                                            1.15      12/24/04       6,500,000       6,500,986
Strafford County TAN                                                       1.75      12/30/04       4,000,000       4,008,935
                                                                                                                 ------------
                                                                                                                   10,509,921
                                                                                                                 ------------
SOUTH CAROLINA - 2.9%
Charleston County School District                                          2.00       11/4/04       4,000,000       4,007,237
                                                                                                                 ------------

TEXAS - 3.3%
Houston Independent School District                                        1.73       6/15/05       3,000,000       3,000,000
Richardson Independent School District General Obligation Note             1.10        4/1/05       1,500,000       1,500,000
                                                                                                                 ------------
                                                                                                                    4,500,000
                                                                                                                 ------------

TOTAL MUNICIPAL BONDS AND NOTES (AMORTIZED COST $28,933,579)                                                       28,933,579
                                                                                                                 ------------

VARIABLE MUNICIPAL BONDS* - 61.2%

FLORIDA - 43.9%
Bradford County, HFA, Series B                                             1.26        9/1/04       5,000,000       5,000,000
Broward County, HFA, Multi-Family, LOC Bank One                            1.33        9/1/04       2,600,000       2,600,000
Collier County, Health Care Facilities IDR                                 1.30        9/2/04       4,000,000       4,000,000
Collier County, Health Care Facilities IDR, LOC Fifth Third Bank           1.32        9/3/04       2,000,000       2,000,000
Dade County, Water & Sewer Systems Revenue                                 1.28        9/1/04       6,600,000       6,600,000
Florida HFA, Buena Vista, Multi-Family                                     1.26        9/1/04       1,000,000       1,000,000
Florida HFA, Multi-Family, LOC Credit Suisse First Boston                  1.33        9/1/04       2,400,000       2,400,000
Florida Housing Finance Corp., Charleston, Series I-A,
  Multi-Family Revenue                                                     1.40        9/2/04       2,375,000       2,375,000
Florida Housing Finance Corp., Cypress Lake, Multi-Family Revenue          1.34        9/2/04       3,500,000       3,500,000
Florida State Municipal Power Agency Revenue, Stanton Project              1.35        9/1/04       1,000,000       1,000,000
Halifax Hospital Medical Center, Health Care Facilities Revenue            1.33        9/1/04       1,200,000       1,200,000
Jacksonville Health Facilities Authority Hospital Revenue                  1.27        9/1/04       2,400,000       2,400,000
Lakeland Energy Systems Revenue                                            1.31        9/1/04       3,000,000       3,000,000
Palm Beach County Revenue, Norton Gallery, Inc. Project                    1.30        9/1/04       4,000,000       4,000,000
Polk County School Board COP                                               1.30        9/2/04       2,000,000       2,000,000
Port Orange Palmer College Project Revenue                                 1.33        9/2/04       6,500,000       6,500,000
St. Johns County, HFA Multi-Family                                         1.30        9/1/04       7,600,000       7,600,000
Tampa Health Care Facilities Revenue (Lifelink Foundation, Inc. Project)   1.33        9/1/04       1,500,000       1,500,000
Volusia County, Health Facilities Authority Revenue                        1.33        9/2/04       1,700,000       1,700,000
                                                                                                                 ------------
                                                                                                                   60,375,000
                                                                                                                 ------------

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2004

MASSACHUSETTS - 3.3%
Massachusetts State Health & Education Facility Authority Revenue,
  Series GG-1                                                              1.30        9/2/04       4,500,000       4,500,000
                                                                                                                 ------------

NEBRASKA - 0.9%
Lancaster County, Nebraska Hospital Authority Health Facility Revenue,
  Series A                                                                 1.35        9/1/04       1,200,000       1,200,000
                                                                                                                 ------------

NEW YORK - 1.9%
Puttable Floating Option Tax-Exempt Receipts(a)                            1.90       6/16/05       2,625,000       2,625,000
                                                                                                                 ------------

PUERTO RICO - 5.0%
Commonwealth Infrastructure Financing Authority                            1.34        9/2/04       5,370,000       5,370,000
Commonwealth Infrastructure Financing Authority                            1.31        9/2/04       1,495,000       1,495,000
                                                                                                                 ------------
                                                                                                                    6,865,000
                                                                                                                 ------------
SOUTH CAROLINA - 2.9%
Piedmont Municipal Power Agency Electricity Revenue                        1.30        9/1/04       4,000,000       4,000,000
                                                                                                                 ------------

TEXAS - 1.1%
Angelina & Neches River Authority, Solid Waste Revenue, Series C           1.35        9/1/04       1,600,000       1,600,000
                                                                                                                 ------------

UTAH - 2.2%
Intermountain Power Supply Revenue, Series F(a)                            0.92       9/15/04       3,000,000       3,000,000
                                                                                                                 ------------

TOTAL VARIABLE MUNICIPAL BONDS (AMORTIZED COST $84,165,000)                                                        84,165,000
                                                                                                                 ------------

TOTAL INVESTMENTS (AMORTIZED COST $137,298,579) (b) - 99.8%                                                       137,298,579
Other Assets less Liabilities - 0.2%                                                                                  289,542
                                                                                                                 ------------
TOTAL NET ASSETS - 100%                                                                                          $137,588,121
                                                                                                                 ============

----------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indeces. The rate shown represents the rate in effect at August 31, 2004. The maturity date shown reflects next rate change date.
(a) These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.
(b) Cost and value for federal income tax and financial reporting purposes are the same.

COP - Certificates of Participation
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
TAN - Tax Anticipation Note

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
    Commercial Paper                                                       17.6%
    Variable Municipal Bonds                                               61.2
    Municipal Notes and Bonds                                              21.0
                                                                          -----
                                                                           99.8
    Other Assets less Liabilities                                           0.2
                                                                          -----
                                                                          100.0%
                                                                          =====

                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
AUGUST 31, 2004

ASSETS:
Investments, at value                                             $ 137,298,579

Cash                                                                     69,269
Receivables:
    Interest                                                            365,057
Other assets                                                              1,111
                                                                  -------------
       TOTAL ASSETS                                                 137,734,016
                                                                  -------------

LIABILITIES:
Payables:
    Dividends                                   $    116,943

Accrued expenses and other liabilities:
    Investment manager                                25,063
    Distribution and shareholder servicing             3,889
                                                ------------
       TOTAL LIABILITIES                                                145,895
                                                                  -------------
NET ASSETS                                                        $ 137,588,121
                                                                  =============

COMPOSITION OF NET ASSETS:
Capital                                                           $ 137,646,998
Accumulated net realized loss from
    investment transactions                                             (58,877)
                                                                  -------------
NET ASSETS                                                        $ 137,588,121
                                                                  =============

Class A Shares
    Net Assets                                                    $ 123,387,881
    Shares outstanding                                              123,521,892
    Net Asset Value, Offering Price and
       Redemption Price per share                                 $        1.00
                                                                  =============

Class B Shares
    Net Assets                                                    $  14,200,240
    Shares outstanding                                               14,213,477
    Net Asset Value, Offering Price and
       Redemption Price per share                                 $        1.00
                                                                  =============


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED AUGUST 31, 2004

INVESTMENT INCOME:
Interest                                                          $   1,675,418
                                                                  -------------
    TOTAL INVESTMENT INCOME                                           1,675,418

EXPENSES:

Investment manager                              $    326,755

Distribution and shareholder servicing:
    Class A Shares                                   551,031
    Class B Shares                                    20,787
    Trustees fees                                      5,225
                                                ------------
    Total expenses before contractual
       fee reimbursements                                               903,798
    Contractual fee waivers and
       expense reimbursements                                          (562,195)
                                                                  -------------
    NET EXPENSES                                                        341,603
                                                                  -------------

NET INVESTMENT INCOME                                                 1,333,815
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    $   1,333,815
                                                                  =============

                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   FOR THE            FOR THE
                                                                                 YEAR ENDED         YEAR ENDED
                                                                               AUGUST 31, 2004    AUGUST 31, 2003
                                                                               ---------------    ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                                      $     1,333,815    $     1,954,685
                                                                               ---------------    ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 1,333,815          1,954,685
                                                                               ---------------    ---------------

DIVIDENDS:
    Net investment income:
       Class A Shares                                                               (1,297,979)        (1,953,468)
       Class B Shares                                                                  (35,836)                --
       Class D Shares                                                                       --             (1,217)
                                                                               ---------------    ---------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                                     (1,333,815)        (1,954,685)
                                                                               ---------------    ---------------
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                    (4,930,918)       (32,299,508)
                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                               (4,930,918)       (32,299,508)

NET ASSETS:
    Beginning of period                                                            142,519,039        174,818,547
                                                                               ---------------    ---------------
    End of period                                                              $   137,588,121    $   142,519,039
                                                                               ===============    ===============

                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------

                                                                                 For the years ended August 31,
                                                               ------------------------------------------------------------------
                                                                  2004          2003          2002          2001          2000
                                                               ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period                           $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES
    Net investment income                                           0.008         0.014         0.015          0.03          0.04
                                                               ----------    ----------    ----------    ----------    ----------
DIVIDENDS
    Net investment income                                          (0.008)       (0.014)       (0.015)        (0.03)        (0.04)
                                                               ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                                 $    1.000    $    1.000    $    1.000    $     1.00    $     1.00
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                                     0.83%         1.03%         1.49%         3.42%         3.67%
Ratios/Supplementary Data:
Net Assets at end of period (000)                              $  123,388    $  142,519    $  174,104    $  141,464    $  207,183
Ratio of expenses to average net assets, before fee waivers
    and / or expense reimbursements                                  0.55%         0.55%         0.55%         0.55%         0.55%
Ratio of expenses to average net assets                              0.20%         0.20%         0.20%         0.20%         0.20%
Ratio of net investment income to average net assets                 0.83%         1.02%         1.47%         3.39%         3.57%


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
--------------------------------------------------------------------------------

                                                               For the period
                                                            February 25, 2004(c)
                                                                  through
                                                                  31-Aug-04
                                                            --------------------
Net Asset Value, Beginning of Period                             $    1.000
                                                            --------------------
INVESTMENT ACTIVITIES
    Net investment income                                             0.003
DIVIDENDS
    Net investment income                                            (0.003)
                                                            --------------------
NET ASSET VALUE, END OF PERIOD                                   $    1.000
                                                            ====================
TOTAL RETURN (A)                                                       0.31%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                $   14,200
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                     0.55% (b)
Ratio of expenses to average net assets                                0.45% (b)
Ratio of net investment income to average net assets                   0.60% (b)

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.
(b)  Annualized.
(c)  Commencement of share class.

                       See notes to financial statements.

      THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2004

1.    ORGANIZATION:

            The U.S. Treasury Money Market Portfolio, General Money Market Portfolio, Tax-Exempt Money Market Portfolio, and U.S. Treasury Income Portfolio are separate portfolios of The Valiant Fund. The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is authorized to offer five classes of shares: Class A, Class B, Class C (has not commenced operations), Class D and Class E. The five classes are identical, except as to the services offered to, and the expenses borne, by each class. This report covers U.S. Treasury Money Market Portfolio, General Money Market Portfolio, and Tax-Exempt Money Market Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios") for the year ending August 31, 2004. A separate report is issued for the U.S. Treasury Income Portfolio for the year ending August 31, 2004.

2.    SIGNIFICANT ACCOUNTING POLICIES:

            The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITY VALUATION:

            Investments of the Portfolios are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security.

      SECURITIES TRANSACTIONS AND RELATED INCOME:

            Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

      REPURCHASE AGREEMENTS:

            Each Portfolio may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios' Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the appropriate collateral levels held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form.

      EXPENSE ALLOCATION:

            Expenses directly attributable to a Portfolio are charged to that Portfolio. Trust expenses are allocated proportionately among each Portfolio within the Trust in relation to the net assets of each Portfolio or another reasonable basis. Expenses specific to a class are charged to that class.

      THE VALIANT FUND

                                 AUGUST 31, 2004

      DIVIDENDS TO SHAREHOLDERS:

            The Portfolios' declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Additional dividends are also paid to the Portfolios' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies.

            The amount of dividends from net investment income and net realized gains are determined in accordance with U.S. income tax regulations, which may differ from the U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified among the components of net assets; temporary differences do not require reclassification.

      FEDERAL TAXES:

            Each Portfolio is a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and distribute substantially all of its taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income excise tax is required.

3.    RELATED PARTY TRANSACTIONS:

      INVESTMENT ADVISER:

            Integrity Management & Research, Inc. (the "Manager"), a wholly owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. The Trust pays the Manager a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Portfolio.

            Under terms of the Management Agreement, all expenses incurred by the Portfolios are paid directly by the Manager, except for distribution and shareholder servicing fees, Trustee fees and other miscellaneous non-recurring fees.

      CUSTODIAN:

            The Bank of New York, ("Custodian") is the Custodian for each Portfolio under custodian agreements with respect to each Portfolio.

            The Bank of New York also provides fund accounting and administrative services pursuant to a Fund Accounting Agreement Dated September 1, 2001 (the "Fund Accounting Agreement") between the Trust and The Bank of New York. The Fund Accounting Agreement's provisions for termination, limitation of liability and indemnification are similar to the Trust's Administration Agreement. Under the Fund Accounting Agreement, The Bank of New York maintains all Trust books and records required under Rule 31a-1 under the Investment Company Act of 1940, as amended, performs daily accounting services and provides additional fund reporting and record keeping services.

      THE VALIANT FUND

                                 AUGUST 31, 2004

      DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:

            Integrity Investments, Inc. (the "Distributor"), an affiliate of the manager, acts as exclusive distributor of the Trust's shares. The Trust has adopted distribution and shareholder servicing plans for each class of shares offered (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. For its services, the Distributor is authorized to receive a fee, computed daily and paid monthly, based on the average daily net assets of each class, at the following annual percentage rates:

                    CLASS                          FEE RATE
                    -----                          --------
                    Class A Shares                   0.35%
                    Class B Shares                   0.35
                    Class C Shares                   0.65
                    Class D Shares                   0.50
                    Class E Shares                   0.80

      EXPENSE LIMITATIONS:

            The Portfolios' Adviser and Distributor have contractually agreed to reimburse expenses and waive certain distribution fees necessary to limit total expenses to the following rates until December 31, 2003:

                    CLASS                     EXPENSE LIMITATION
                    -----                     ------------------
                    Class A Shares                   0.20%
                    Class B Shares                   0.45
                    Class C Shares                   0.85
                    Class D Shares                   0.70
                    Class E Shares                   1.00

      FEE REIMBURSEMENTS:

            Expenses reimbursed and fees waived by the Adviser and Distributor are set forth on each Portfolio's Statement of Operations.

            For the year ending August 31, 2004, the Adviser and Distributor waived $159,072 of fees and expenses for the U.S. Treasury Money Market Portfolio. These expenses related to $12,853 of fees attributable to Class A, $130,058 attributable to Class B, and all Trustees fees of $16,161incurred by the Portfolio during the year.

            For the year ending August 31, 2004, the Adviser and Distributor waived $1,287,511 of fees and expenses for the General Money Market Portfolio. These expenses related to $1,262,802 of fees attributable to Class A, $6,096 attributable to Class B, and all Trustees fees of $18,613 incurred by the Portfolio during the year.

            For the year ending August 31, 2004, the Adviser and Distributor waived $562,195 of fees and expenses for the Tax-Exempt Money Market Portfolio. These expenses related to $551,031 of fees attributable to Class A, $5,939 attributable to Class B, and all Trustees fees of $5,225 incurred by the Portfolio during the year.

      THE VALIANT FUND

                                 AUGUST 31, 2004

4.    CAPITAL SHARE TRANSACTIONS:

            Each class is authorized to issue an unlimited number of shares with no par value. Transactions in capital and shares of beneficial interest by class for the Portfolios for the year ended August 31, 2004 and year ended August 31,2003 are listed below (amounts represent shares and dollars):

                               U.S. TREASURY MONEY MARKET            GENERAL MONEY MARKET              TAX-EXEMPT MONEY MARKET
                                       PORTFOLIO                           PORTFOLIO                           PORTFOLIO
                           ---------------------------------   ---------------------------------   ---------------------------------
                               FOR THE           FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                           AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2004   AUGUST 31, 2003
                           ---------------------------------   ---------------------------------   ---------------------------------

CLASS A SHARES:
Issued                         5,702,303         12,459,045     1,952,747,763      2,785,649,642      667,041,719       642,984,337
Reinvested                            63                 86               478             23,362                8                11
Redeemed                     (12,525,863)       (12,558,975)   (2,060,220,432)    (2,778,968,659)    (686,186,122)     (674,568,798)
                           ---------------------------------   ---------------------------------   ---------------------------------

Net increase
(decrease) in
Class A Shares                (6,823,497)           (99,844)     (107,472,191)         6,704,345      (19,144,395)      (31,584,450)
                           ---------------------------------   ---------------------------------   ---------------------------------

CLASS B SHARES:
Issued                       373,802,150      1,092,082,247        36,476,675         39,818,413       26,356,643                --
                                  37,383              2,061                --                 --               --                --
Redeemed                    (410,825,366)    (1,111,710,396)      (42,034,706)       (44,917,766)     (12,143,166)               --
                           ---------------------------------   ---------------------------------   ---------------------------------

Net increase
(decrease) in Class
B Shares                     (36,985,833)       (19,626,088)       (5,558,031)        (5,099,353)      14,213,477                --
                           ---------------------------------   ---------------------------------   ---------------------------------

CLASS D SHARES:
Issued                       658,004,478        981,056,095        44,941,959        210,163,036               --         1,500,791
Reinvested                            --                 --            13,940            102,115               --                --
Redeemed                    (746,546,357)    (1,020,736,681)      (60,779,354)      (175,979,968)              --        (2,215,849)
                           ---------------------------------   ---------------------------------   ---------------------------------

Net increase (decrease)
in Class D Shares            (88,541,879)       (39,680,586)      (15,823,455)        34,285,183               --          (715,058)
                           ---------------------------------   ---------------------------------   ---------------------------------

CLASS E SHARES:
Issued                       111,848,476      1,661,501,323        56,739,821        132,955,656               --                --
Reinvested                             1                  5                 2                  6               --                --
Redeemed                    (125,386,366)    (1,738,350,766)      (67,692,673)      (158,699,611)              --                --
                           ---------------------------------   ---------------------------------   ---------------------------------

Net decrease in
Class E Shares               (13,537,889)       (76,849,438)      (10,952,850)       (25,743,949)              --                --
NET INCREASE
(DECREASE) IN SHARE
TRANSACTIONS                (145,889,098)      (136,255,956)     (139,806,527)        10,146,226       (4,930,918)      (32,299,508)
                           =================================   =================================   =================================

      THE VALIANT FUND

                                 AUGUST 31, 2004

5.    SECURITIES LENDING:

            Under an agreement with the Custodian, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. The Portfolios also continue to receive interest on the securities loaned. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest. The cash collateral is received and is invested in a money market account with the Custodian. A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the Portfolios. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. For the year ending August 31, 2004, the Treasury Money Market Portfolio includes $27,016,587 of U.S. Treasury obligations on loan collateralized by $27,236,000 invested in Bank of New York Institutional Cash Reserves Fund. There were no outstanding securities on loan for General Money Market Portfolio and Tax-Exempt Portfolio.

6.    CONCENTRATION OF CREDIT RISK:

            As of August 31, 2004, approximately 56.4% of the Tax-Exempt Money Market Portfolio was invested in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 50% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions.

7.    FEDERAL TAX INFORMATION:

            All of the dividends paid for the year ended August 31, 2004 and the year ended August 31, 2003 by the General Money Market Portfolio and the U.S. Treasury Money Market Portfolio are ordinary income for federal income tax purposes.

      During the fiscal year ended August 31, 2004 and August 31, 2003, all of the distributions paid by the Tax-Exempt Money Market Portfolio have been designated tax-exempt income distributions.

      Undistributed net investment income differs from financial statement and tax purposes primarily due to the timing of dividend payments.

      For federal income tax purposes, the following Portfolios have capital loss carryforwards as of August 31, 2004, which are available to offset future realized gains, if any:

                 NAME                         AMOUNT               EXPIRES
      --------------------------           -------------------------------
      U.S. Treasury Money Market           $    229,819              2008
                                                 21,859              2009
                                           ------------
                                           $    251,678
                                           ============

      General Money Market                 $     29,268              2005
                                                 51,799              2008
                                           ------------
                                           $     81,067
                                           ============

      Tax-Exempt Money Market              $      1,943              2005
                                                 12,059              2006
                                                  2,545              2008
                                                 42,330              2009
                                           ------------
                                           $     58,877
                                           ============

      THE VALIANT FUND

                                 AUGUST 31, 2004

            Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the fund's next taxable year. The Fund indicated incurred and will elect to defer net capital losses noted during 2004. The General Money Market Fund will defer post-October losses in the amount of $1,354.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Trustees and Shareholders of The Valiant Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the U.S. Treasury Money Market Portfolio, the General Money Market Portfolio, and the Tax-Exempt Money Market Portfolio (constituting The Valiant Fund, hereafter referred to as the "Fund") at August 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 27, 2004

MANAGEMENT OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

RICHARD F. CURCIO                      PRESIDENT, TRUSTEE, CHAIRMAN OF THE BOARD

Founded Integrity Investments, Inc. (a broker/dealer) and Integrity Management & Research, Inc.(an investment adviser) in 1992, and is currently President and Director of each. Senior Vice President/Regional Manager for Fidelity Institutional Services Company from 1987 to 1992. Associated with Fidelity Distributors from 1979 to 1992.

JOHN S. CULBERTSON                     TRUSTEE

Retired. Trust Consultant with Fidelity Investments Institutional Services Co. from 1990 to 1993.

RUFUS C. CUSHMAN JR.                   TRUSTEE

Retired. Money Manager with Fidelity Management & Research Corp. From 1968 through 1994.

H. WILLIS DAY                          TRUSTEE

Retired. Former Senior Vice President of Southeast Bank, FLA, N.A.

ROGER F. DUMAS                         TRUSTEE

Private investor since 1987.

KENNETH J. PHELPS                      TRUSTEE

President, Principal and Director of Reliance Trust Company, Atlanta, GA since 1992. Chairman, Chief Executive Officer and Director, C&S/Sovran Trust Company, Inc. from 1987 to 1992.

DENIS R. CURCIO                        VICE PRESIDENT, SECRETARY AND TREASURER

Mr. Curcio joined Integrity Investments, Inc. the distributor of The Valiant Fund in June of 1998 after graduating from Jacksonville University with a BS in Finance. Aged 28, Denis is responsible for oversight and administration of The Valiant Fund.

BRENDEN R. CURCIO                      VICE PRESIDENT

Mr. Curcio joined Integrity Investments, Inc., the distributor of The Valiant Fund in June of 1994 after graduating from Stetson University with a BBA in Finance. Aged 32, Brenden is responsible for institutional sales of The Valiant Fund in the Northeast and Midwest.

Proxy Voting Policies and Procedures

A description of the Portfolios' proxy voting policies and procedures and information regarding how the Portfolios' voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge and upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or by accessing the Portfolios' Form N-PX on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

                                THE VALIANT FUND

                         U.S. TREASURY INCOME PORTFOLIO









                                  ANNUAL REPORT

                                 AUGUST 31, 2004

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
AUGUST 31, 2004 *

ASSETS:
Cash                                                                   $    985
                                                                       --------
       TOTAL ASSETS                                                         985

LIABILITIES:
Accrued expenses and other liabilities:
    Investment manager                                                 $    364
                                                                       --------
       TOTAL LIABILITIES                                                    364
                                                                       --------
NET ASSETS                                                             $    621
                                                                       ========

COMPOSITION OF NET ASSETS:
Capital                                                                $    622
Undistributed net investment income                                          84
Accumulated net realized loss from
    investment transactions                                                 (85)
                                                                       --------
NET ASSETS                                                             $    621
                                                                       ========

Class A Shares
    Net Assets                                                         $    621
    Shares outstanding                                                      622
    Net Asset Value, Offering Price and
       Redemption Price per share                                      $   1.00
                                                                       ========

* The portfolio has been inactive since 2001

                        See notes to financial statements

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             FOR THE               FOR THE
                                                            YEAR ENDED            YEAR ENDED
                                                       AUGUST 31, 2003 (a)   AUGUST 31, 2003 (b)
                                                       -------------------   -------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income                                              --                    --
                                                       -------------------   -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    --                    --
                                                       -------------------   -------------------

DIVIDENDS:
     Net investment income                                              --                    --
                                                       -------------------   -------------------
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                        --                    --
                                                       -------------------   -------------------
NET INCREASE IN NET ASSETS

NET ASSETS
     Beginning of period                                               621                   621
                                                       -------------------   -------------------
     End of year                                       $               621   $               621
                                                       ===================   ===================

(a) The Portfolio did not operate during the year ended August 31, 2004.
(b) The Portfolio did not operate during the year ended August 31, 2003.

                        See notes to financial statements

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

                                                                                 For the years ended
                                                       ------------------------------------------------------------------------
                                                        2004 (A)       2003 (B)       2002 (C)       2001 (D)         2000 (E)
                                                       ----------     ----------     ----------     ----------       ----------
Net Asset Value, Beginning of Period                   $    1.000     $    1.000     $    1.000     $     1.00       $     1.00
                                                       ----------     ----------     ----------     ----------       ----------
INVESTMENT ACTIVITIES
     Net investment income                                     --             --             --           0.01             0.01
     Net realized gain  from investment transactions           --             --             --             --               --
                                                       ----------     ----------     ----------     ----------       ----------
     Total from investment activities                          --             --             --           0.01             0.01
                                                       ----------     ----------     ----------     ----------       ----------
DIVIDENDS
     Net investment income                                     --             --             --          (0.01)           (0.01)
                                                       ----------     ----------     ----------     ----------       ----------
     Total dividends                                           --             --             --          (0.01)           (0.01)
                                                       ----------     ----------     ----------     ----------       ----------
NET ASSET VALUE, END OF PERIOD                         $    1.000     $    1.000     $    1.000     $     1.00       $     1.00
                                                       ==========     ==========     ==========     ==========       ==========
TOTAL RETURN                                                   --             --             --           0.68%(g)         0.51%(g)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                      $        1     $        1     $        1     $        1       $        1
Ratio of expenses to average net assets                        --             --             --           0.20%(h)         0.20%(h)
Ratio of net investment income to average net assets           --             --             --           5.11%(h)         4.21%(h)

* Less than $0.005 per share.
(a) The Portfolio did not operate during the year ended August 31, 2004.
(b) The Portfolio did not operate during the year ended August 31, 2003.
(c) The Portfolio did not operate during the year ended August 31, 2002.
(d) The Portfolio operated from December 6, 2000 to January 24, 2001.
(e) The Portfolio operated from December 7, 1999 to January 19, 2000.
(f) The Portfolio operated from December 14, 1998 to January 22, 1999.
(g) Not Annualized.
(h) Annualized.

                        See notes to financial statements

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2004

1.    ORGANIZATION:

            The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. A separate annual report is issued for the U.S. Treasury Money Market Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio. This report covers the U.S. Treasury Income Portfolio (hereinafter referred to as "Portfolio") for the year ending August 31, 2004, during which period the portfolio did not conduct operations. As the Portfolio did not have any operations during the years ended August 31, 2004 or 2003, a Statement of Operations and Statement of Changes in Net Assets has not been presented.

2.    SIGNIFICANT ACCOUNTING POLICIES:

            The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITY VALUATION:

            Investments of the Portfolio are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security. During the year ending August 31, 2004, the Portfolio did not engage in any investment activities.

      SECURITIES TRANSACTIONS AND RELATED INCOME:

            Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount. During the year ending August 31, 2004, the Portfolio did not engage in any investment activities nor did it receive any related income.

      EXPENSE ALLOCATION:

            Expenses directly attributable to a portfolio are specifically identified and charged. Trust expenses are allocated proportionately among each of the Portfolios within the Trust in relation to the net assets of each portfolio or another reasonable basis. Expenses specific to a class are charged to that class. There were no expenses incurred by the Portfolio during the year.

      CAPITAL SHARE TRANSACTIONS:

            The Portfolio is authorized to issue an unlimited number of shares with no par value. No capital transactions occurred during the year.

MANAGEMENT OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

RICHARD F. CURCIO                  PRESIDENT, TRUSTEE, CHAIRMAN OF THE BOARD

Founded Integrity Investments, Inc. (a broker/dealer) and Integrity Management & Research, Inc.(an investment adviser) in 1992, and is currently President and Director of each. Senior Vice President/Regional Manager for Fidelity Institutional Services Company from 1987 to 1992. Associated with Fidelity Distributors from 1979 to 1992.

JOHN S. CULBERTSON                 TRUSTEE

Retired. Trust Consultant with Fidelity Investments Institutional Services Co. from 1990 to 1993.

RUFUS C. CUSHMAN JR.               TRUSTEE

Retired. Money Manager with Fidelity Management & Research Corp. From 1968 through 1994.

H. WILLIS DAY                      TRUSTEE

Retired. Former Senior Vice President of Southeast Bank, FLA, N.A.

ROGER F. DUMAS                     TRUSTEE

Private investor since 1987.

KENNETH J. PHELPS                  TRUSTEE

President, Principal and Director of Reliance Trust Company, Atlanta, GA since 1992. Chairman, Chief Executive Officer and Director, C&S/Sovran Trust Company, Inc. from 1987 to 1992.

DENIS R. CURCIO                    VICE PRESIDENT, SECRETARY AND TREASURER

Mr. Curcio joined Integrity Investments, Inc. the distributor of The Valiant Fund in June of 1998 after graduating from Jacksonville University with a BS in Finance. Aged 28, Denis is responsible for oversight and administration of The Valiant Fund.

BRENDEN R. CURCIO                  VICE PRESIDENT

Mr. Curcio joined Integrity Investments, Inc., the distributor of The Valiant Fund in June of 1994 after graduating from Stetson University with a BBA in Finance. Aged 32, Brenden is responsible for institutional sales of The Valiant Fund in the Northeast and Midwest.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Portfolios' proxy voting policies and procedures and information regarding how the Portfolios' voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge and upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or by accessing the Portfolios' Form N-PX on the Securities and Exchange Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Trustees of the Valiant Fund and
the Shareholders of the U.S. Treasury Income Portfolio

In our opinion, the accompanying statement of assets and liabilities and the financial highlights present fairly, in all material respects, the financial position of the U.S. Treasury Income Portfolio (one of the portfolios constituting The Valiant Fund, hereafter referred to as the "Portfolio") at August 31, 2004 and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. This financial statement and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 27, 2004

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the Registrant's President and Treasurer. No waivers or amendments have been granted or approved during the period covered by this report

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

No financial expert was chosen because the disinterested trustees are all retired financial or investment professionals and none believe they are qualified as financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) AUDIT FEES: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

                                  2004: $67,000
                                  2003: $63,500

b) AUDIT-RELATED FEES: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

                                    2004: $0
                                    2003: $0

c) TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

                                  2004: $10,500
                                  2003: $10,500

d) ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

                                    2003: $0
                                    2002: $0

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Valiant Fund has a separately designated Audit Committee, which consists of the independent trustees. The audit committee members are John S. Culbertson, H. Willis Day, Jr., Roger F. Dumas, and Rufus C. Cushman, Jr.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS:

None.

ITEM 10. CONTROLS AND PROCEDURES.

a) Based on their evaluation on November 5, 2004, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex S&P Equal Weight ETF (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or Integrity Investments Inc. ("II"), the investment adviser, and The Bank of New York ("BNY"), administrator of the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or II, or BNY, on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of II, or BNY, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the II's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the II's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the RI during such period.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)             The Valiant Fund


By (Signature and Title) /s/ Richard F. Curcio
                         ------------------------------------------------------
                         Richard F. Curcio, Chairman of the Board and President

Date                     11/5/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Richard F. Curcio
                         ------------------------------------------------------
                         Richard F. Curcio, Chairman of the Board and President

Date                     11/5/04


By (Signature and Title) /s/ Denis R. Curcio
                         ------------------------------------------------------
                         Denis R. Curcio, Treasurer

Date                     11/5/04

                                                                  EXHIBIT (a)(1)


Insert Code of Conduct Here